Property and Equipment, Net (Details) - Schedule of property and equipment, net ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
At cost:
Total cost	¥ 10,890	$ 1,579	¥ 8,056
Less: accumulated depreciation	(8,155)	(1,182)	(6,382)
Property and equipment, net	2,735	397	1,674
Computer and transmission equipment [Member]
At cost:
Total cost	8,953	1,298	7,472
Furniture, fixtures and office equipment [Member]
At cost:
Total cost	¥ 1,937	$ 281	¥ 584